Commitments Under Operating Leases - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012 Location sqft	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Lease expense		$ 600,000	$ 500,000	$ 1,900,000	$ 1,500,000	$ 1,950,000	$ 1,949,000	$ 1,835,000
Facilities renewed	2
New lease agreement	6,000